Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurements
Schedule of Key Assumptions

December 31,
2024
Asset volatility(1)	85 - 95%
Risk-free rate(2)	4.08 - 4.23%
Expected term(3)	12 - 48 months
(1)	Volatility was based on implied and historical volatility of the share price of peer companies.
(2)	Risk-free rate based on the U.S. Treasury yield in effect at the time of SAFE Notes consistent with the expected term.
(3)	The simulation considered 1–2 year term for equity event and 3.5 and 4-year term for liquidity event.

The key assumptions used in the Monte Carlo simulation are presented in the table below:

December 31,	2024	2023
Asset volatility(1)	85 - 95%	80 - 85%
Risk-free rate(2)	4.08 - 4.23%	3.77 - 4.14%
Expected term(3)	12 - 48 months	24 - 60 months
(1)	Volatility was based on implied and historical volatility of the share price of peer companies.
(2)	Risk-free rate based on the U.S. Treasury yield in effect at the time of SAFE Notes consistent with the expected term.
(3)	The simulation considered 1 – 2-year term for equity event and 4 and 5-year term for liquidity event.

Schedule of Fair Value on a Recurring Basis Using Significant Unobservable Inputs

	September 30,	December 31,
	2025	2024
Beginning balance	$15,224,665	$2,047,000
SAFE Notes issued during the period	2,863,956	8,190,000
Change in fair value during the period	35,239,799	4,987,665
Conversion of SAFE Notes to common stock	(53,327,303)	—
Ending balance	$—	$15,224,665

The following table presents a reconciliation of the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for years ended December 31, 2024 and 2023:

	Years Ended December 31,
	2024	2023
Beginning balance	$2,047,000	$—
SAFE Notes issued during the year	8,190,000	1,500,000
Change in fair value during the year	4,987,665	547,000
Ending balance	$15,224,665	$2,047,000